Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Voyage Expenses and Commissions
Brokers' commissions on revenue	$ 7,527	$ 7,555	$ 6,456
Bunkers' consumption and other voyage expenses	16,245	12,819	8,948
Total	$ 23,772	$ 20,374	$ 15,404